Debt Repayment Commitments (Details)	Jul. 31, 2015 USD ($)
2016	$ 922,401
2017	1,142,949
2018
2019
2020
Total	2,065,350
Convertible Notes Payable [Member]
2016	922,401
2017	1,142,949
2018
2019
2020
Total	$ 2,065,350